united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/23

AMENDED: Refile to update language on Certifications: 4(d) to read: d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.  There is no change to the financial statements and no impact to the documents made available to shareholders.

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2023

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

Ladenburg Funds
Shareholder Letter (Unaudited)
June 30, 2023

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management, and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Funds’ fiscal year performance from July 1st, 2022, to June 30th, 2023.

In the first half of the fiscal year, after a rally in July, both stocks and bonds turned lower and registered negative returns for August and September. Any hopes of interest rate cuts were dashed as central banks reaffirmed their commitment to fighting inflation. However, markets turned around in the fourth quarter, and equities made robust gains, with much of the progress made in November. Investors balanced ongoing caution from the Federal Reserve (Fed) with indications that the pace of policy tightening would slow, and signs that elevated inflation could be cooling. There were also especially strong corporate earnings in certain sectors. Although seemingly forgotten now, the second half of the fiscal year was almost derailed by debt ceiling concerns. However, as expected, in the 11th hour, a deal was reached, allowing the government to pay its bills for now. From a market perspective, this deal should be viewed as unquestionably positive as it takes the debt ceiling issue off the table until 2025. Outside of the debt ceiling, the US economy has defied expectations and ongoing calls for a recession. The S&P 500 was up 16.89% year to date through the end of June.1 The rally has been solely driven by the Information Technology (Tech) sector (represented by the NASDAQ Composite Index). Diving further into the Tech sector, it is what Wall Street has dubbed as the “magnificent seven” that has driven stock market gains. Apple (up 49% this year) 1, Microsoft (42%)1, Alphabet (35%)1, Amazon (55%)1, and current stock market darling Nvidia, which has surged 189% on AI-related excitement. 1 Meta (138%)1 and Tesla (112%).1 If you remove these seven stocks, the S&P 500 would be slightly underwater for the year, with a total return of -0.23%.1 Ultimately, from July 1st, 2022, through June 30th, 2023, the S&P 500 returned +19.59%.1

As a result of continued optimism, the top-performing Ladenburg Fund over the trailing 1 year as of June 30th, 2023, was the Aggressive Growth Fund (LAGIX) up +15.29%.1 The other four Ladenburg Funds performed in line with their asset allocation, with the Income Fund (LNCIX) at +4.62%1, the Income & Growth Fund (LNOIX) up +7.84%1, the Growth & Income Fund (LOWIX) up +11.14%1, and the Growth Fund (LGWIX) up +14.26%.1

Going forward, we believe our portfolios are well-positioned for the current environment and are ready with proper risk mitigation measures if the economic environment begins to change. As a result of rates potentially peaking, we have extended the duration of our portfolios. We maintain a neutral allocation to equities and still hold a heavy allocation to risk-mitigating hedged equity products. We will further reallocate our portfolios as necessary if we see any change in the economic data that is released.

The Funds did not have exposure to derivatives during the reporting period and did not have a policy or practice of maintaining a specified level of distributions or yield payout to shareholders. Lastly, the Funds continue to invest in a manner that is consistent with the stated objectives or investment strategy detailed in the Funds’ prospectus.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund, you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any

Ladenburg Funds
Shareholder Letter (Unaudited) (Continued)
June 30, 2023

Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Adviser under the Investment Advisers Act of 1940 (“Advisers Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Fund. Both financial entities are wholly owned subsidiaries of our parent company Osaic Holdings, Inc. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

[1]	Data Obtained from Morningstar as of 6.30.2023

Economic Definitions

CPI (headline and core): Consumer prices (CPI) are a measure of prices paid by consumers for a market basket of consumer goods and services. The yearly (or monthly) growth rates represent the inflation rate.

The Federal Reserve System: The central bank of the United States. It performs several general functions to promote the effective operation of the U.S. economy and, more generally, the public interest.

Index Definitions

S&P 500: The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities and serves as the foundation for a wide range of investment products. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

NASDAQ: The NASDAQ Composite Index is a broad-based capitalization-weighted index of stocks in all three NASDAQ tiers: Global Select, Global Market and Capital Market. The index was developed with a base level of 100 as of February 5, 1971.

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, as compared to its benchmarks:

			Annualized Since
	One Year	Annualized Five Years	Inception**
Ladenburg Income Fund Class A	4.45%	1.58%	2.00%
Ladenburg Income Fund Class A with load of 5.00%	(0.78)%	0.56%	1.34%
Ladenburg Income Fund Class C	3.68%	0.84%	1.31%
Ladenburg Income Fund Class I	4.62%	1.75%	2.13%
S&P 500 Total Return Index ***	19.59%	12.31%	13.60%
Barclays US Gov’t/Credit Bond Index ****	2.21%	0.03%	0.53%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.87%, 2.62% and 1.62% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2023	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	65.0%
Exchange-Traded Funds - Equity Funds	23.4%
Open End Fund - Alternative	7.1%
Short-Term Investment	4.5%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, as compared to its benchmarks:

			Annualized Since
	One Year	Annualized Five Years	Inception**
Ladenburg Income & Growth Fund Class A	7.71%	3.32%	3.62%
Ladenburg Income & Growth Fund Class A with load of 5.00%	2.36%	2.27%	2.94%
Ladenburg Income & Growth Fund Class C	6.91%	2.45%	2.88%
Ladenburg Income & Growth Fund Class I	7.84%	3.50%	3.85%
S&P 500 Total Return Index ***	19.59%	12.31%	13.60%
Barclays US Gov’t/Credit Bond Index ****	2.21%	0.03%	0.53%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.28%, 2.02% and 1.03% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Holdings by Industry as of June 30, 2023	% of Net Assets
Exchange-Traded Funds - Fixed Income Funds	46.3%
Exchange-Traded Funds - Equity Funds	43.2%
Open End Fund - Alternative	9.2%
Short-Term Investment	1.4%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, as compared to its benchmarks:

			Annualized Since
	One Year	Annualized Five Years	Inception**
Ladenburg Growth & Income Fund Class A	10.88%	4.89%	5.33%
Ladenburg Growth & Income Fund Class A with load of 5.00%	5.33%	3.81%	4.64%
Ladenburg Growth & Income Fund Class C	10.07%	4.08%	4.54%
Ladenburg Growth & Income Fund Class I	11.14%	5.15%	5.52%
S&P 500 Total Return Index ***	19.59%	12.31%	13.60%
Barclays US Gov’t/Credit Bond Index ****	2.21%	0.03%	0.53%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.14%, 1.89% and 0.89% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2023	% of Net Assets
Exchange-Traded Funds - Equity Funds	60.8%
Exchange-Traded Funds - Fixed Income Funds	28.9%
Open End Fund - Alternative	10.1%
Short-Term Investment	0.3%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, as compared to its benchmarks:

			Annualized Since
	One Year	Annualized Five Years	Inception**
Ladenburg Growth Fund Class A	14.08%	6.34%	6.75%
Ladenburg Growth Fund Class A with load of 5.00%	8.37%	5.26%	6.05%
Ladenburg Growth Fund Class C	13.22%	5.54%	5.96%
Ladenburg Growth Fund Class I	14.26%	6.54%	6.91%
S&P 500 Total Return Index ***	19.59%	12.31%	13.60%
Barclays US Gov’t/Credit Bond Index ****	2.21%	0.03%	0.53%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.14%, 1.89% and 0.89% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2023	% of Net Assets
Exchange-Traded Funds - Equity Funds	78.7%
Exchange-Traded Funds - Fixed Income Funds	10.4%
Open End Fund - Alternative	10.3%
Short-Term Investment	0.7%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2023

The Fund’s performance figures* for each of the periods ended June 30, 2023, as compared to its benchmarks:

			Annualized Since
	One Year	Annualized Five Years	Inception**
Ladenburg Aggressive Growth Fund Class A	15.12%	7.12%	8.08%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	9.35%	6.02%	7.38%
Ladenburg Aggressive Growth Fund Class C	14.28%	6.33%	7.14%
Ladenburg Aggressive Growth Fund Class I	15.29%	7.32%	8.05%
S&P 500 Total Return Index ***	19.59%	12.31%	13.60%
Barclays US Gov’t/Credit Bond Index ****	2.21%	0.03%	0.53%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.24%, 1.99% and 0.99% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 28, 2022 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2023	% of Net Assets
Exchange-Traded Funds - Equity Funds	86.3%
Open End Fund - Alternative	7.9%
Exchange-Traded Funds - Fixed Income Fund	3.8%
Short-Term Investment	2.0%
100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	EQUITY - 23.4%
9,788	Schwab U.S. Large-Cap Growth ETF	$733,611
14,422	Schwab U.S. Large-Cap Value ETF	967,572
4,994	Schwab US Small-Cap ETF	218,737
1,113	Vanguard Mid-Cap Growth ETF	229,022
3,168	Vanguard Mid-Cap Value ETF	438,388
		2,587,330
	FIXED INCOME - 65.0%
29,573	Invesco Total Return Bond ETF	1,373,962
9,244	iShares 20+ Year Treasury Bond ETF	951,577
15,066	PIMCO Active Bond ETF	1,380,347
39,338	SPDR Doubleline Total Return Tactical ETF	1,595,156
25,173	Vanguard Intermediate-Term Bond ETF	1,893,764
		7,194,806

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,055,339)	9,782,136

	OPEN END FUND — 7.1%
	ALTERNATIVE - 7.1%
28,376	JPMorgan Hedged Equity Fund, Class I	785,450

	TOTAL OPEN END FUND (Cost $668,312)	785,450

	SHORT-TERM INVESTMENT — 4.5%
	MONEY MARKET FUND - 4.5%
497,345	First American Government Obligations Fund Class X, Class X, 5.01% (Cost $497,345)(a)	497,345

	TOTAL INVESTMENTS - 100.0% (Cost $11,220,996)	$11,064,931
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	2,807
	NET ASSETS - 100.0%	$11,067,738

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.5%
	EQUITY - 43.2%
110,856	Schwab U.S. Large-Cap Growth ETF	$8,308,657
136,313	Schwab U.S. Large-Cap Value ETF	9,145,239
28,696	Schwab US Small-Cap ETF	1,256,885
12,468	Vanguard Mid-Cap Growth ETF	2,565,540
40,370	Vanguard Mid-Cap Value ETF	5,586,401
		26,862,722
	FIXED INCOME - 46.3%
141,691	Invesco Total Return Bond ETF	6,582,964
29,081	iShares 20+ Year Treasury Bond ETF	2,993,598
72,188	PIMCO Active Bond ETF	6,613,865
148,499	SPDR Doubleline Total Return Tactical ETF	6,021,634
87,327	Vanguard Intermediate-Term Bond ETF	6,569,610
		28,781,671

	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,889,743)	55,644,393

	OPEN END FUND — 9.2%
	ALTERNATIVE - 9.2%
206,586	JPMorgan Hedged Equity Fund, Class I	5,718,305

	TOTAL OPEN END FUND (Cost $4,711,611)	5,718,305

	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
871,410	First American Government Obligations Fund Class X, Class X, 5.01% (Cost $871,410)(a)	871,410

	TOTAL INVESTMENTS - 100.1% (Cost $57,472,764)	$62,234,108
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(44,661)
	NET ASSETS - 100.0%	$62,189,447

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.7%
	EQUITY - 60.8%
411,171	Schwab U.S. Large-Cap Growth ETF	$30,817,266
483,625	Schwab U.S. Large-Cap Value ETF	32,446,402
147,218	Schwab US Small-Cap ETF	6,448,148
39,763	Vanguard Mid-Cap Growth ETF	8,182,033
125,042	Vanguard Mid-Cap Value ETF	17,303,312
		95,197,161
	FIXED INCOME - 28.9%
228,501	Invesco Total Return Bond ETF	10,616,156
58,958	iShares 20+ Year Treasury Bond ETF	6,069,137
99,784	PIMCO Active Bond ETF	9,142,210
220,944	SPDR Doubleline Total Return Tactical ETF	8,959,279
138,690	Vanguard Intermediate-Term Bond ETF	10,433,649
		45,220,431

	TOTAL EXCHANGE-TRADED FUNDS (Cost $120,831,034)	140,417,592

	OPEN END FUND — 10.1%
	ALTERNATIVE - 10.1%
572,764	JPMorgan Hedged Equity Fund, Class I	15,854,102

	TOTAL OPEN END FUND (Cost $13,478,272)	15,854,102

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
420,882	First American Government Obligations Fund Class X, Class X, 5.01% (Cost $420,882)(a)	420,882

	TOTAL INVESTMENTS - 100.1% (Cost $134,730,188)	$156,692,576
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(119,073)
	NET ASSETS - 100.0%	$156,573,503

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.1%
	EQUITY - 78.7%
343,513	Schwab U.S. Large-Cap Growth ETF	$25,746,299
393,212	Schwab U.S. Large-Cap Value ETF (see Note 8)	26,380,594
167,760	Schwab US Small-Cap ETF	7,347,888
47,039	Vanguard Mid-Cap Growth ETF	9,679,215
96,809	Vanguard Mid-Cap Value ETF	13,396,429
		82,550,425
	FIXED INCOME - 10.4%
106,923	Invesco Total Return Bond ETF	4,967,643
19,311	iShares 20+ Year Treasury Bond ETF	1,987,874
52,719	Vanguard Intermediate-Term Bond ETF	3,966,050
		10,921,567

	TOTAL EXCHANGE-TRADED FUNDS (Cost $75,325,276)	93,471,992

	OPEN END FUND — 10.3%
	ALTERNATIVE - 10.3%
389,625	JPMorgan Hedged Equity Fund, Class I	10,784,818

	TOTAL OPEN END FUND (Cost $9,169,311)	10,784,818

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
710,365	First American Government Obligations Fund Class X, Class X, 5.01% (Cost $710,365)(a)	710,365

	TOTAL INVESTMENTS - 100.1% (Cost $85,204,952)	$104,967,175
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(67,648)
	NET ASSETS - 100.0%	$104,899,527

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.1%
	EQUITY - 86.3%
158,802	Schwab U.S. Large-Cap Growth ETF (see Note 8)	$11,902,209
175,742	Schwab U.S. Large-Cap Value ETF (see Note 8)	11,790,531
104,022	Schwab US Small-Cap ETF	4,556,164
24,805	Vanguard Mid-Cap Growth ETF	5,104,125
44,979	Vanguard Mid-Cap Value ETF	6,224,194
		39,577,223
	FIXED INCOME - 3.8%
19,326	Invesco Total Return Bond ETF	897,886
11,446	Vanguard Intermediate-Term Bond ETF	861,083
		1,758,969

	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,398,034)	41,336,192

	OPEN END FUND — 7.9%
	ALTERNATIVE - 7.9%
131,522	JPMorgan Hedged Equity Fund, Class I	3,640,525

	TOTAL OPEN END FUND (Cost $3,105,645)	3,640,525

	SHORT-TERM INVESTMENT — 2.0%
	MONEY MARKET FUNDS - 2.0%
908,571	First American Government Obligations Fund Class X, Class X, 5.01% (Cost $908,571)(a)	908,571

	TOTAL INVESTMENTS - 100.0% (Cost $37,412,250)	$45,885,288
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(18,408)
	NET ASSETS - 100.0%	$45,866,880

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2023.

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2023

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$11,220,996	$57,472,764	$134,730,188	$85,204,952	$37,412,250
Investments in Securities at Value	$11,064,931	$62,234,108	$156,692,576	$104,967,175	$45,885,288
Due from Advisor	16,732	—	—	—	—
Receivable for Fund Shares Sold	—	7,526	57,888	25,605	7,218
Dividends and Interest Receivable	1,793	2,398	2,452	1,429	2,804
Prepaid Expenses and Other Assets	14,317	16,765	18,022	22,144	24,210
Total Assets	11,097,773	62,260,797	156,770,938	105,016,353	45,919,520

Liabilities:
Redemptions Payable	4,202	19,262	51,316	30,605	9,802
Payable to Related Parties	1,492	—	2,477	172	1,028
Accrued Advisory Fees	—	24,666	77,334	42,174	12,234
Accrued Distribution Fees	3,897	3,837	13,216	4,657	4,774
Accrued Expenses and Other Liabilities	20,444	23,585	53,092	39,218	24,802
Total Liabilities	30,035	71,350	197,435	116,826	52,640

Net Assets	$11,067,738	$62,189,447	$156,573,503	$104,899,527	$45,866,880

Composition of Net Assets:
At June 30, 2023, Net Assets consisted of:
Paid-in-Capital	$11,684,953	$58,737,057	$134,876,837	$84,503,500	$37,150,261
Accumulated Earnings (Losses)	(617,215)	3,452,390	21,696,666	20,396,027	8,716,619
Net Assets	$11,067,738	$62,189,447	$156,573,503	$104,899,527	$45,866,880

Class A Net Assets	$384,592	$1,113,781	$1,205,143	$718,430	$295,447
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	38,198	94,122	90,309	46,411	17,398
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.07	$11.83	$13.34	$15.48	$16.98
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$10.60	$12.45	$14.04	$16.29	$17.87

Class C Net Assets	$16,038	$94,713	$19,369	$53,217	$268,357
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,614	8,176	1,497	3,511	16,515
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$9.94	11.58	$12.94	$15.16	$16.25

Class I Net Assets	$10,667,108	$60,980,953	$155,348,991	$104,127,880	$45,303,076
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,065,390	5,135,533	11,590,528	6,751,319	2,714,094
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.01	$11.87	$13.40	$15.42	$16.69

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2023

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$350,096	$1,625,514	$3,538,261	$1,851,108	$720,903
Interest Income	7,224	40,060	63,307	42,840	38,713
Total Investment Income	357,320	1,665,574	3,601,568	1,893,948	759,616

Expenses:
Investment Advisory Fees	55,453	293,752	752,275	495,406	211,793
Distribution Fees - Class A	1,002	2,764	2,904	1,717	664
Distribution Fees - Class C	156	694	155	462	2,348
Registration & Filing Fees	21,327	27,972	38,000	36,945	29,890
Administration Fees	19,720	40,117	75,074	75,569	37,731
Trustees’ Fees	16,069	15,609	15,674	15,696	15,438
Audit Fees	13,236	16,732	16,593	16,594	16,442
Third Party Administrative Services Fees	11,399	51,226	143,608	89,264	39,808
Legal Fees	7,400	9,570	11,571	10,329	9,568
Chief Compliance Officer Fees	6,308	9,823	16,617	14,566	8,386
Custody Fees	5,546	5,777	17,669	11,128	4,256
Transfer Agent Fees	4,320	21,157	64,301	34,455	16,783
Insurance Expense	2,741	3,568	5,510	4,534	2,992
Printing Expense	1,942	5,950	14,706	9,917	3,574
Miscellaneous Expenses	4,507	6,536	4,880	5,206	5,390
Total Expenses	171,126	511,247	1,179,537	821,788	405,063
Less: Expenses Waived/Reimbursed by the Advisor	(76,129)	(9,444)	(381)	(557)	(42,365)
Net Expenses	94,997	501,803	1,179,156	821,231	362,698
Net Investment Income	262,323	1,163,771	2,422,412	1,072,717	396,918

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(358,545)	(1,288,374)	1,004,865	1,075,493	259,521
Capital Gain Distributions from Other Investment Companies	151	268	—	—	—
Net Change in Unrealized Appreciation on Investments	585,867	4,623,219	12,705,313	10,971,845	5,364,729
Net Realized and Unrealized Gain on Investments	227,473	3,335,113	13,710,178	12,047,338	5,624,250

Net Increase in Net Assets Resulting From Operations	$489,796	$4,498,884	$16,132,590	$13,120,055	$6,021,168

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Operations:
Net Investment Income	$262,323	$172,916
Net Realized Gain (Loss) on Investments	(358,545)	96,037
Capital Gain Distributions from Other Investment Companies	151	33,876
Net Change in Unrealized Appreciation (Depreciation) on Investments	585,867	(1,855,592)
Net Increase (Decrease) in Net Assets Resulting From Operations	489,796	(1,552,763)

Distributions to Shareholders:
Total Distributions Paid
Class A	(8,549)	(21,104)
Class C	(230)	(1,818)
Class I	(252,394)	(780,529)
Net Decrease in Net Assets from Distributions to Shareholders	(261,173)	(803,451)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	250,355	18,322
Distributions Reinvested	7,545	19,243
Payment for Shares Redeemed	(201,284)	(40,099)
Class C
Distributions Reinvested	230	894
Payment for Shares Redeemed	—	(17,157)
Class I
Proceeds from Shares Issued	2,493,789	2,878,447
Distributions Reinvested	217,103	670,422
Payment for Shares Redeemed	(3,646,223)	(4,047,155)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(878,485)	(517,083)

Total Decrease in Net Assets	(649,862)	(2,873,297)

Net Assets:
Beginning of Year	11,717,600	14,590,897
End of Year	$11,067,738	$11,717,600

Share Activity
Class A
Shares Sold	24,833	1,559
Shares Reinvested	769	1,712
Shares Redeemed	(20,258)	(3,557)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	5,344	(286)

Class C
Shares Reinvested	24	81
Shares Redeemed	—	(1,619)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	24	(1,538)

Class I
Shares Sold	252,295	254,708
Shares Reinvested	22,202	59,927
Shares Redeemed	(369,825)	(360,804)
Net Decrease in Shares of Beneficial Interest Outstanding	(95,328)	(46,169)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Operations:
Net Investment Income	$1,163,771	$655,474
Net Realized Gain (Loss) on Investments	(1,288,374)	518,645
Capital Gain Distributions from Other Investment Companies	268	98,714
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,623,219	(9,210,843)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,498,884	(7,938,010)

Distributions to Shareholders:
Total Distributions Paid
Class A	(29,509)	(18,786)
Class C	(1,700)	(220)
Class I	(1,651,139)	(1,202,211)
Net Decrease in Net Assets from Distributions to Shareholders	(1,682,348)	(1,221,217)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	89,549	521,885
Distributions Reinvested	28,589	15,635
Payment for Shares Redeemed	(145,999)	(358,431)
Class C
Proceeds from Shares Issued	87,500	—
Distributions Reinvested	1,700	220
Payment for Shares Redeemed	—	(18,312)
Class I
Proceeds from Shares Issued	12,379,602	11,466,531
Distributions Reinvested	1,502,497	1,081,509
Payment for Shares Redeemed	(10,393,604)	(11,783,876)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	3,549,834	925,161

Total Increase (Decrease) in Net Assets	6,366,370	(8,234,066)

Net Assets:
Beginning of Year	55,823,077	64,057,143
End of Year	$62,189,447	$55,823,077

Share Activity
Class A
Shares Sold	7,800	42,121
Shares Reinvested	2,539	1,210
Shares Redeemed	(12,696)	(29,726)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(2,357)	13,605

Class C
Shares Sold	8,021	—
Shares Reinvested	154	17
Shares Redeemed	—	(1,395)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	8,175	(1,378)

Class I
Shares Sold	1,076,165	896,776
Shares Reinvested	132,769	82,882
Shares Redeemed	(905,990)	(929,075)
Net Increase in Shares of Beneficial Interest Outstanding	302,944	50,583

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Operations:
Net Investment Income	$2,422,412	$1,412,216
Net Realized Gain on Investments	1,004,865	354,681
Capital Gain Distributions from Other Investment Companies	—	177,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	12,705,313	(26,748,066)
Net Increase (Decrease) in Net Assets Resulting From Operations	16,132,590	(24,804,154)

Distributions to Shareholders:
Total Distributions Paid
Class A	(28,422)	(55,997)
Class C	(311)	(1,297)
Class I	(3,855,795)	(5,634,517)
Net Decrease in Net Assets from Distributions to Shareholders	(3,884,528)	(5,691,811)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	193,699	78,243
Distributions Reinvested	27,011	53,354
Payment for Shares Redeemed	(235,925)	(753,170)
Class C
Proceeds from Shares Issued	4,450	2,400
Distributions Reinvested	310	1,295
Payment for Shares Redeemed	(104)	(35,403)
Class I
Proceeds from Shares Issued	32,577,576	36,160,723
Distributions Reinvested	3,359,634	4,871,254
Payment for Shares Redeemed	(42,779,390)	(35,829,303)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(6,852,739)	4,549,393

Total Increase (Decrease) in Net Assets	5,395,323	(25,946,572)

Net Assets:
Beginning of Year	151,178,180	177,124,752
End of Year	$156,573,503	$151,178,180

Share Activity
Class A
Shares Sold	14,934	5,381
Shares Reinvested	2,180	3,591
Shares Redeemed	(18,776)	(56,464)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,662)	(47,492)

Class C
Shares Sold	361	170
Shares Reinvested	26	89
Shares Redeemed	(9)	(2,577)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	378	(2,318)

Class I
Shares Sold	2,563,288	2,493,611
Shares Reinvested	269,312	328,490
Shares Redeemed	(3,359,404)	(2,531,860)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(526,804)	290,241

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Operations:
Net Investment Income	$1,072,717	$611,046
Net Realized Gain on Investments	1,075,493	613,498
Capital Gain Distributions from Other Investment Companies	—	19,031
Net Change in Unrealized Appreciation (Depreciation) on Investments	10,971,845	(19,591,589)
Net Increase (Decrease) in Net Assets Resulting From Operations	13,120,055	(18,348,014)

Distributions to Shareholders:
Total Distributions Paid
Class A	(4,849)	(14,523)
Class C	(132)	(1,053)
Class I	(934,342)	(2,858,589)
Net Decrease in Net Assets from Distributions to Shareholders	(939,323)	(2,874,165)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	84,699	186,767
Distributions Reinvested	4,802	14,143
Payments for Shares Redeemed	(95,533)	(52,084)
Class C
Proceeds from Shares Issued	4,360	—
Distributions Reinvested	63	769
Payments for Shares Redeemed	(140)	(62,021)
Class I
Proceeds from Shares Issued	17,173,353	28,496,614
Distributions Reinvested	858,962	2,630,842
Payments for Shares Redeemed	(23,235,656)	(23,187,918)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(5,205,090)	8,027,112

Total Increase (Decrease) in Net Assets	6,975,642	(13,195,067)

Net Assets:
Beginning of Year	97,923,885	111,118,952
End of Year	$104,899,527	$97,923,885

Share Activity
Class A
Shares Sold	5,790	12,372
Shares Reinvested	346	827
Shares Redeemed	(6,682)	(3,478)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(546)	9,721

Class C
Shares Sold	306	—
Shares Reinvested	5	46
Shares Redeemed	(11)	(3,726)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	300	(3,680)

Class I
Shares Sold	1,191,805	1,770,117
Shares Reinvested	62,244	154,392
Shares Redeemed	(1,636,501)	(1,459,222)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(382,452)	465,287

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Operations:
Net Investment Income	$396,918	$179,935
Net Realized Gain (Loss) on Investments	259,521	(145,800)
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,364,729	(8,186,791)
Net Increase (Decrease) in Net Assets Resulting From Operations	6,021,168	(8,152,656)

Distributions to Shareholders:
Total Distributions Paid
Class A	(889)	(1,347)
Class C	—	(2,440)
Class I	(235,083)	(525,784)
Net Decrease in Net Assets from Distributions to Shareholders	(235,972)	(529,571)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	48,995	178,393
Distributions Reinvested	870	1,337
Payment for Shares Redeemed	(35,350)	(26,932)
Class C
Proceeds from Shares Issued	82,900	—
Distributions Reinvested	—	2,440
Payment for Shares Redeemed	—	(80,000)
Class I
Proceeds from Shares Issued	9,228,514	13,233,613
Distributions Reinvested	215,862	486,317
Payment for Shares Redeemed	(8,999,142)	(7,988,855)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	542,649	5,806,313

Total Increase (Decrease) in Net Assets	6,327,845	(2,875,914)

Net Assets:
Beginning of Year	39,539,035	42,414,949
End of Year	$45,866,880	$39,539,035

Share Activity
Class A
Shares Sold	3,135	10,275
Shares Reinvested	58	71
Shares Redeemed	(2,278)	(1,526)
Net Increase in Shares of Beneficial Interest Outstanding	915	8,820

Class C
Shares Sold	5,247	—
Shares Reinvested	—	134
Shares Redeemed	—	(5,662)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	5,247	(5,528)

Class I
Shares Sold	598,370	770,529
Shares Reinvested	14,526	26,259
Shares Redeemed	(586,833)	(473,810)
Net Increase in Shares of Beneficial Interest Outstanding	26,063	322,978

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$9.85	$11.78	$10.99	$10.90	$10.53
Activity From Operations:
Net investment income (a)(d)	0.22	0.13	0.11	0.18	0.17
Net gain (loss) from securities (both realized and unrealized)	0.21	(1.41)	0.79	0.11	0.38
Total from operations	0.43	(1.28)	0.90	0.29	0.55

Distributions to shareholders from:
Net investment income	(0.21)	(0.12)	(0.11)	(0.18)	(0.17)
Realized gains	—	(0.53)	—	—	(0.01)
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.21)	(0.65)	(0.11)	(0.20)	(0.18)

Net Asset Value, End of Year	$10.07	$9.85	$11.78	$10.99	$10.90

Total Return (b)	4.45%	(11.52)%	8.24%	2.68%	5.31%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$385	$324	$390	$491	$845
Ratio of expenses to average net assets,
before reimbursement (c)	1.78%	1.65%	1.60%	1.65%	1.95%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.19%	1.13%	0.97%	1.68%	1.66%
Portfolio turnover rate	34.51%	24.84%	29.04%	20.91%	34.73%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$9.73	$11.67	$10.90	$10.83	$10.46
Activity From Operations:
Net investment income (a)(d)	0.14	0.04	0.02	0.10	0.11
Net gain (loss) from securities (both realized and unrealized)	0.21	(1.39)	0.79	0.11	0.35
Total from operations	0.35	(1.35)	0.81	0.21	0.46

Distributions to shareholders from:
Net investment income	(0.14)	(0.06)	(0.04)	(0.13)	(0.08)
Realized gains	—	(0.53)	—	—	(0.01)
Return of Capital	—	—	—	(0.01)	—
Total distributions	(0.14)	(0.59)	(0.04)	(0.14)	(0.09)

Net Asset Value, End of Year	$9.94	$9.73	$11.67	$10.90	$10.83

Total Return (b)	3.68%	(12.19)%	7.46%	1.95%	4.51%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$16	$15	$37	$34	$34
Ratio of expenses to average net assets,
before reimbursement (c)	2.54%	2.40%	2.36%	2.39%	2.75%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.48%	0.32%	0.18%	0.92%	1.05%
Portfolio turnover rate	34.51%	24.84%	29.04%	20.91%	34.73%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$9.80	$11.74	$10.96	$10.88	$10.51
Activity From Operations:
Net investment income (a)(d)	0.23	0.14	0.13	0.20	0.19
Net gain (loss) from securities (both realized and unrealized)	0.21	(1.41)	0.79	0.11	0.38
Total from operations	0.44	(1.27)	0.92	0.31	0.57

Distributions to shareholders from:
Net investment income	(0.23)	(0.14)	(0.14)	(0.20)	(0.19)
Realized gains	—	(0.53)	—	—	(0.01)
Return of Capital	—	—	—	(0.03)	—
Total distributions	(0.23)	(0.67)	(0.14)	(0.23)	(0.20)

Net Asset Value, End of Year	$10.01	$9.80	$11.74	$10.96	$10.88

Total Return (b)	4.62%	(11.46)%	8.45%	2.83%	5.59%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$10,667	$11,379	$14,164	$14,051	$9,643
Ratio of expenses to average net assets,
before reimbursement (c)	1.53%	1.40%	1.35%	1.40%	1.67%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.83%	0.75%
Ratio of net investment income to average net assets (c)(d)	2.37%	1.29%	1.10%	1.83%	1.85%
Portfolio turnover rate	34.51%	24.84%	29.04%	20.91%	34.73%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$11.28	$13.10	$11.36	$11.32	$10.91
Activity From Operations:
Net investment income (a)(d)	0.21	0.11	0.10	0.16	0.16
Net gain (loss) from securities (both realized and unrealized)	0.64	(1.70)	1.74	0.08	0.40
Total from operations	0.85	(1.59)	1.84	0.24	0.56

Distributions to shareholders from:
Net investment income	(0.20)	(0.11)	(0.10)	(0.18)	(0.15)
Realized gains	(0.10)	(0.12)	—	—	—
Return of Capital	—	—	—	(0.02)	—
Total distributions	(0.30)	(0.23)	(0.10)	(0.20)	(0.15)

Net Asset Value, End of Year	$11.83	$11.28	$13.10	$11.36	$11.32

Total Return (b)	7.71%	(12.42)%	16.21%	2.10%	5.20%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,114	$1,088	$1,086	$1,297	$1,546
Ratio of expenses to average net assets,
before reimbursement (c)	1.11%	1.10%	1.11%	1.18%	1.32%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.84%	0.89%	0.78%	1.41%	1.44%
Portfolio turnover rate	28.66%	23.04%	16.60%	9.35%	24.47%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$11.04	$12.91	$11.24	$11.23	$10.85
Activity From Operations:
Net investment income (a)(d)	0.14	— (f)	— (f)	0.07	0.04
Net gain (loss) from securities (both realized and unrealized)	0.61	(1.71)	1.73	0.08	0.42
Total from operations	0.75	(1.71)	1.73	0.15	0.46

Distributions to shareholders from:
Net investment income	(0.11)	(0.04)	(0.06)	(0.13)	(0.08)
Realized gains	(0.10)	(0.12)	—	—	—
Return of Capital	—	—	—	(0.01)	—
Total distributions	(0.21)	(0.16)	(0.06)	(0.14)	(0.08)

Net Asset Value, End of Year	$11.58	$11.04	$12.91	$11.24	$11.23

Total Return (b)	6.91%	(13.44)%	15.40%	1.36%	4.30%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$95	$0 (e)	$18	$15	$15
Ratio of expenses to average net assets,
before reimbursement (c)	1.86%	1.84%	1.87%	1.93%	2.07%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.22%	0.01%	0.02%	0.67%	0.41%
Portfolio turnover rate	28.66%	23.04%	16.60%	9.35%	24.47%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$11.33	$13.16	$11.42	$11.38	$10.97
Activity From Operations:
Net investment income (a)(d)	0.23	0.13	0.11	0.18	0.19
Net gain (loss) from securities (both realized and unrealized)	0.64	(1.71)	1.75	0.08	0.39
Total from operations	0.87	(1.58)	1.86	0.26	0.58

Distributions to shareholders from:
Net investment income	(0.23)	(0.13)	(0.12)	(0.19)	(0.17)
Realized gains	(0.10)	(0.12)	—	—	—
Return of Capital	—	—	—	(0.03)	—
Total distributions	(0.33)	(0.25)	(0.12)	(0.22)	(0.17)

Net Asset Value, End of Year	$11.87	$11.33	$13.16	$11.42	$11.38

Total Return (b)	7.84%	(12.26)%	16.39%	2.29%	5.42%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$60,981	$54,735	$62,953	$49,062	$33,885
Ratio of expenses to average net assets,
before reimbursement (c)	0.86%	0.84%	0.87%	0.93%	1.07%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.83%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.98%	1.04%	0.92%	1.59%	1.69%
Portfolio turnover rate	28.66%	23.04%	16.60%	9.35%	24.47%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$12.33	$14.75	$12.00	$11.85	$11.51
Activity From Operations:
Net investment income (a)(d)	0.18	0.07	0.07	0.13	0.14
Net gain (loss) from securities (both realized and unrealized)	1.14	(2.06)	2.77	0.18	0.39
Total from operations	1.32	(1.99)	2.84	0.31	0.53

Distributions to shareholders from:
Net investment income	(0.18)	(0.08)	(0.09)	(0.16)	(0.12)
Realized gains	(0.13)	(0.35)	—	—	(0.07)
Total distributions	(0.31)	(0.43)	(0.09)	(0.16)	(0.19)

Net Asset Value, End of Year	$13.34	$12.33	$14.75	$12.00	$11.85

Total Return (b)	10.88%	(13.95)%	23.78%	2.62%	4.77%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,205	$1,134	$2,057	$2,363	$1,751
Ratio of expenses to average net assets,
before reimbursement (c)	1.03%	1.01%	1.02%	1.05%	1.16%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.40%	0.51%	0.53%	1.12%	1.23%
Portfolio turnover rate	22.91%	24.02%	21.02%	7.38%	29.89%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$12.00	$14.42	$11.78	$11.67	$11.39
Activity From Operations:
Net investment income (a)(d)	0.08	(0.05)	— (e)	0.04	0.04
Net gain (loss) from securities (both realized and unrealized)	1.11	(1.99)	2.68	0.18	0.39
Total from operations	1.19	(2.04)	2.68	0.22	0.43

Distributions to shareholders from:
Net investment income	(0.12)	(0.03)	(0.04)	(0.11)	(0.08)
Realized gains	(0.13)	(0.35)	—	—	(0.07)
Total distributions	(0.25)	(0.38)	(0.04)	(0.11)	(0.15)

Net Asset Value, End of Year	$12.94	$12.00	$14.42	$11.78	$11.67

Total Return (b)	10.07%	(14.59)%	22.76%	1.90%	3.93%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$19	$13	$50	$231	$359
Ratio of expenses to average net assets,
before reimbursement (c)	1.78%	1.76%	1.77%	1.80%	1.91%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.66%	(0.37)%	(0.03)%	0.30%	0.37%
Portfolio turnover rate	22.91%	24.02%	21.02%	7.38%	29.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$12.38	$14.80	$12.03	$11.87	$11.53
Activity From Operations:
Net investment income (a)(d)	0.21	0.12	0.11	0.16	0.17
Net gain (loss) from securities (both realized and unrealized)	1.14	(2.08)	2.77	0.18	0.38
Total from operations	1.35	(1.96)	2.88	0.34	0.55

Distributions to shareholders from:
Net investment income	(0.20)	(0.11)	(0.11)	(0.18)	(0.14)
Realized gains	(0.13)	(0.35)	—	—	(0.07)
Total distributions	(0.33)	(0.46)	(0.11)	(0.18)	(0.21)

Net Asset Value, End of Year	$13.40	$12.38	$14.80	$12.03	$11.87

Total Return (b)	11.14%	(13.74)%	24.05%	2.88%	4.95%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$155,349	$150,031	$175,019	$132,873	$112,597
Ratio of expenses to average net assets,
before reimbursement (c)	0.78%	0.76%	0.77%	0.81%	0.91%
net of reimbursement (c)	0.78%	0.76%	0.77%	0.79%	0.75%
Ratio of net investment income to average net assets (c)(d)	1.61%	0.80%	0.78%	1.32%	1.47%
Portfolio turnover rate	22.91%	24.02%	21.02%	7.38%	29.89%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$13.67	$16.60	$12.64	$12.48	$12.05
Activity From Operations:
Net investment income (a)(d)	0.13	0.06	0.05	0.12	0.13
Net gain (loss) from securities (both realized and unrealized)	1.78	(2.62)	3.95	0.22	0.42
Total from operations	1.91	(2.56)	4.00	0.34	0.55

Distributions to shareholders from:
Net investment income	(0.06)	(0.04)	(0.04)	(0.16)	(0.09)
Realized gains	(0.04)	(0.33)	—	(0.02)	(0.03)
Total distributions	(0.10)	(0.37)	(0.04)	(0.18)	(0.12)

Net Asset Value, End of Year	$15.48	$13.67	$16.60	$12.64	$12.48

Total Return (b)	14.08%	(15.85)%	31.70%	2.68%	4.72%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$718	$642	$618	$1,113	$737
Ratio of expenses to average net assets,
before reimbursement (c)	1.08%	1.04%	1.06%	1.13%	1.25%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.91%	0.36%	0.33%	1.00%	1.08%
Portfolio turnover rate	12.50%	23.34%	17.29%	5.09%	27.81%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$13.43	$16.39	$12.54	$12.33	$11.90
Activity From Operations:
Net investment income (loss) (a)(d)	0.02	(0.08)	(0.05)	0.02	0.04
Net gain (loss) from securities (both realized and unrealized)	1.75	(2.55)	3.90	0.21	0.42
Total from operations	1.77	(2.63)	3.85	0.23	0.46

Distributions to shareholders from:
Net investment income	—	—	—	—	—
Realized gains	(0.04)	(0.33)	—	(0.02)	(0.03)
Total distributions	(0.04)	(0.33)	—	(0.02)	(0.03)

Net Asset Value, End of Year	$15.16	$13.43	$16.39	$12.54	$12.33

Total Return (b)	13.22%	(16.44)%	30.70%	1.90%	3.91%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$53	$43	$113	$93	$192
Ratio of expenses to average net assets,
before reimbursement (c)	1.83%	1.79%	1.81%	1.88%	2.00%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.16%	(0.47)%	(0.32)%	0.20%	0.30%
Portfolio turnover rate	12.50%	23.34%	17.29%	5.09%	27.81%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020		June 30, 2019
Net Asset Value, Beginning of Year	$13.63	$16.55	$12.62		$12.48		$12.05
Activity From Operations:
Net investment income (a)(d)	0.16	0.09	0.09		0.15		0.16
Net gain (loss) from securities (both realized and unrealized)	1.77	(2.60)	3.94		0.20		0.41
Total from operations	1.93	(2.51)	4.03		0.35		0.57

Distributions to shareholders from:
Net investment income	(0.10)	(0.08)	(0.10)		(0.19)		(0.11)
Realized gains	(0.04)	(0.33)	—		(0.02)		(0.03)
Total distributions	(0.14)	(0.41)	(0.10)		(0.21)		(0.14)

Net Asset Value, End of Year	$15.42	$13.63	$16.55		$12.62		$12.48

Total Return (b)	14.26%	(15.64)%	31.98	% (e)	2.75	% (e)	4.99%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$104,128	$97,239	$110,388		$76,378		$58,568
Ratio of expenses to average net assets,
before reimbursement (c)	0.83%	0.79%	0.81%		0.88%		1.00%
net of reimbursement (c)	0.83%	0.79%	0.81%		0.83%		0.75%
Ratio of net investment income to average net assets (c)(d)	1.08%	0.54%	0.64%		1.20%		1.37%
Portfolio turnover rate	12.50%	23.34%	17.29%		5.09%		27.81%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$14.80	$18.03	$13.38	$13.30	$12.84
Activity From Operations:
Net investment income (a)(d)	0.13	0.06	0.05	0.11	0.12
Net gain (loss) from securities (both realized and unrealized)	2.23	(3.11)	4.83	0.37	0.44
Total from operations	2.36	(3.05)	4.88	0.48	0.56

Distributions to shareholders from:
Net investment income	(0.03)	(0.03)	(0.06)	(0.18)	(0.04)
Realized gains	(0.15)	(0.15)	(0.17)	(0.22)	(0.06)
Total distributions	(0.18)	(0.18)	(0.23)	(0.40)	(0.10)

Net Asset Value, End of Year	$16.98	$14.80	$18.03	$13.38	$13.30

Total Return (b)	15.12%	(17.16)%	36.65%	3.53%	4.56%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$295	$244	$138	$88	$84
Ratio of expenses to average net assets,
before reimbursement (c)	1.20%	1.14%	1.25%	1.36%	1.45%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.81%	0.37%	0.33%	0.87%	0.93%
Portfolio turnover rate	6.41%	16.46%	17.27%	4.87%	46.78%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$14.22	$17.43	$12.99	$12.93	$12.53
Activity From Operations:
Net investment income (loss) (a)(d)	0.02	(0.10)	(0.06)	0.01	0.02
Net gain (loss) from securities (both realized and unrealized)	2.16	(2.96)	4.67	0.36	0.44
Total from operations	2.18	(3.06)	4.61	0.37	0.46

Distributions to shareholders from:
Net investment income	—	—	—	(0.09)	—
Realized gains	(0.15)	(0.15)	(0.17)	(0.22)	(0.06)
Total distributions	(0.15)	(0.15)	(0.17)	(0.31)	(0.06)

Net Asset Value, End of Year	$16.25	$14.22	$17.43	$12.99	$12.93

Total Return (b)	14.28%	(17.76)%	35.64%	2.74%	3.80%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$268	$160	$293	$216	$178
Ratio of expenses to average net assets,
before reimbursement (c)	1.95%	1.89%	2.00%	2.12%	2.20%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.11%	(0.59)%	(0.41)%	0.11%	0.19%
Portfolio turnover rate	6.41%	16.46%	17.27%	4.87%	46.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020	June 30, 2019
Net Asset Value, Beginning of Year	$14.56	$17.75	$13.19	$13.12	$12.67
Activity From Operations:
Net investment income (a)(d)	0.15	0.07	0.08	0.14	0.15
Net gain (loss) from securities (both realized and unrealized)	2.20	(3.04)	4.74	0.36	0.43
Total from operations	2.35	(2.97)	4.82	0.50	0.58

Distributions to shareholders from:
Net investment income	(0.07)	(0.07)	(0.09)	(0.21)	(0.07)
Realized gains	(0.15)	(0.15)	(0.17)	(0.22)	(0.06)
Total distributions	(0.22)	(0.22)	(0.26)	(0.43)	(0.13)

Net Asset Value, End of Year	$16.69	$14.56	$17.75	$13.19	$13.12

Total Return (b)	15.29%	(17.01)%	36.79%	3.73%	4.86%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$45,303	$39,135	$41,984	$25,976	$21,610
Ratio of expenses to average net assets,
before reimbursement (c)	0.95%	0.89%	1.00%	1.11%	1.20%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.83%	0.75%
Ratio of net investment income to average net assets (c)(d)	0.94%	0.41%	0.50%	1.05%	1.22%
Portfolio turnover rate	6.41%	16.46%	17.27%	4.87%	46.78%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2023

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus the following sales charges:

Amount Invested	Sales Charge
Less than $50,000	5.00%
$50,000 but less than $100,000	4.75%
$100,000 to $249,999	3.75%
$250,000 to $499,999	2.50%
$500,000 to $999,999	2.00%
$1,000,000 and above	None

Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2023 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,782,136	$—	$—	$9,782,136
Open End Fund	785,450	—	—	785,450
Short-Term Investment	497,345	—	—	497,345
Total	$11,064,931	$—	$—	$11,064,931

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$55,644,393	$—	$—	$55,644,393
Open End Fund	5,718,305	—	—	5,718,305
Short-Term Investment	871,410	—	—	871,410
Total	$62,234,108	$—	$—	$62,234,108

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$140,417,592	$—	$—	$140,417,592
Open End Fund	15,854,102	—	—	15,854,102
Short-Term Investment	420,882	—	—	420,882
Total	$156,692,576	$—	$—	$156,692,576

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$93,471,992	$—	$—	$93,471,992
Open End Fund	10,784,818	—	—	10,784,818
Short-Term Investment	710,365	—	—	710,365
Total	$104,967,175	$—	$—	$104,967,175

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,336,192	$—	$—	$41,336,192
Open End Fund	3,640,525	—	—	3,640,525
Short-Term Investment	908,571	—	—	908,571
Total	$45,885,288	$—	$—	$45,885,288

The Funds did not hold any Level 3 securities during the year.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2020 to June 30, 2022 or expected to be taken in the Funds’ June 30, 2023 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$3,769,367	$4,973,333
Ladenburg Income & Growth Fund	19,052,087	16,544,987
Ladenburg Growth & Income Fund	34,196,317	41,650,580
Ladenburg Growth Fund	12,268,875	17,056,033
Ladenburg Aggressive Growth Fund	3,149,911	2,648,065

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2023, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$55,453
Ladenburg Income & Growth Fund	293,752
Ladenburg Growth & Income Fund	752,275
Ladenburg Growth Fund	495,406
Ladenburg Aggressive Growth Fund	211,793

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2023, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2023, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$76,129
Ladenburg Income & Growth Fund	9,444
Ladenburg Growth & Income Fund	381
Ladenburg Growth Fund	557
Ladenburg Aggressive Growth Fund	42,365

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2023, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2024	June 30, 2025	June 30, 2026
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$76,801	$74,976	$76,129	$227,906
Ladenburg Income & Growth Fund	14,491	1,115	9,444	25,050
Ladenburg Growth & Income Fund	425	158	381	964
Ladenburg Growth Fund	471	295	557	1,323
Ladenburg Aggressive Growth Fund	49,950	18,916	42,365	111,231

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2023, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$1,002	$156
Ladenburg Income & Growth Fund	2,764	694
Ladenburg Growth & Income Fund	2,904	155
Ladenburg Growth Fund	1,717	462
Ladenburg Aggressive Growth Fund	664	2,348

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2023, the Distributor received $5,762, $5,244, $8,407, $3,351 and $2,293 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $788, $630, $1,283, $508, and $219 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”)

UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2023.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2023, National Financial Services held 76.99%, 73.19%, 74.66%, 75.90% and 76.02% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$11,228,289	$546,614	$(709,972)	$(163,358)
Ladenburg Income & Growth Fund	57,489,844	7,100,227	(2,355,963)	4,744,264
Ladenburg Growth & Income Fund	134,769,419	25,617,620	(3,694,464)	21,923,156
Ladenburg Growth Fund	85,208,145	19,891,621	(132,591)	19,759,030
Ladenburg Aggressive Growth Fund	37,420,138	8,494,862	(29,712)	8,465,150

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022 was as follows:

	For the year ended June 30, 2023:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$261,173	$—	$—	$261,173
Ladenburg Income & Growth Fund	1,172,111	510,237	—	1,682,348
Ladenburg Growth & Income Fund	2,396,784	1,487,744	—	3,884,528
Ladenburg Growth Fund	657,006	282,317	—	939,323
Ladenburg Aggressive Growth Fund	235,972	—	—	235,972

	For the year ended June 30, 2022:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$184,515	$618,936	$—	$803,451
Ladenburg Income & Growth Fund	647,134	574,083	—	1,221,217
Ladenburg Growth & Income Fund	1,384,793	4,307,018	—	5,691,811
Ladenburg Growth Fund	569,721	2,304,444	—	2,874,165
Ladenburg Aggressive Growth Fund	215,297	314,274	—	529,571

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

As of June 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings (Losses)
Ladenburg Income Fund	$1,274	$—	$—	$(455,131)	$(163,358)	$(617,215)
Ladenburg Income & Growth Fund	—	—	—	(1,291,873)	4,744,264	3,452,391
Ladenburg Growth & Income Fund	53,051	—	(279,542)	—	21,923,156	21,696,665
Ladenburg Growth Fund	443,758	193,239	—	—	19,759,030	20,396,027
Ladenburg Aggressive Growth Fund	161,356	90,113	—	—	8,465,150	8,716,619

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of, as follows:

Post
October
Fund	Losses
Ladenburg Income Fund	$—
Ladenburg Income & Growth Fund	—
Ladenburg Growth & Income Fund	279,542
Ladenburg Growth Fund	—
Ladenburg Aggressive Growth Fund	—

At June 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$70,936	$384,195	$455,131	$—
Ladenburg Income & Growth Fund	113,498	1,178,375	1,291,873	—
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—	158,039

During the fiscal period ended June 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2023, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
Ladenburg Income Fund	$(124)	$124
Ladenburg Income & Growth Fund	8,470	(8,470)
Ladenburg Growth & Income Fund	—	—
Ladenburg Growth Fund	33,245	(33,245)
Ladenburg Aggressive Growth Fund	10,929	(10,929)

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2023

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Value ETF. The Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF (and Schwab U.S. Large-Cap Value ETF, collectively, the “Securities”). The Funds may redeem their investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2023, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Value ETF was 25.2% and 25.7%, respectively. As of June 30, 2023, the percentage of the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Growth ETF was 25.9%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ladenburg Funds and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of June 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2023, the results of their operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial statements and financial highlights for the years ended June 30, 2022, and prior, were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2023

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Ladenburg Funds
Change in Independent Registered Public Accountant (Unaudited)
June 30, 2023

Change in Independent Registered Public Accounting Firm

On March 13, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”). The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.

The report of BBD on the financial statements of the Funds as of and for the fiscal years ended June 30, 2021 and June 30, 2022, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the fiscal years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through March 13, 2023: (i) there were no disagreements between the registrant and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The registrant requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.

On March 13, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Funds’ independent registered public accounting firm for the fiscal year ending June 30, 2023.

During the fiscal years ended June 30, 2021 and June 30, 2022, and during the subsequent interim period through March 13, 2023, neither the registrant, nor anyone acting on its behalf, consulted with Cohen on behalf of the Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds’ financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K.

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2023

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2023 and held through June 30, 2023.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning		Expenses Paid
	Annualized	Account Value	Ending Account	During	Ending Account	Expenses Paid
Class A	Expense Ratio	01/01/23	Value — 6/30/23	Period*	Value — 6/30/23	During Period*
Ladenburg Income Fund	1.00%	$1,000.00	$1,049.10	$5.08	$1,019.84	$5.01
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$1,072.10	$5.14	$1,019.84	$5.01
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$1,094.20	$5.19	$1,019.84	$5.10
Ladenburg Growth Fund	1.00%	$1,000.00	$1,116.90	$5.25	$1,019.84	$5.01
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$1,123.00	$5.26	$1,019.84	$5.01

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$1,045.40	$8.87	$1,016.12	$8.75
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$1,067.90	$8.97	$1,016.12	$8.75
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$1,090.70	$9.07	$1,016.12	$8.75
Ladenburg Growth Fund	1.75%	$1,000.00	$1,113.10	$9.17	$1,016.12	$6.75
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$1,118.40	$9.19	$1,016.12	$8.75

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$1,049.50	$4.32	$1,020.58	$4.26
Ladenburg Income & Growth Fund	0.83%	$1,000.00	$1,073.00	$4.42	$1,020.53	$4.31
Ladenburg Growth & Income Fund	0.75%	$1,000.00	$1,095.60	$4.06	$1,020.92	$3.92
Ladenburg Growth Fund	0.78%	$1,000.00	$1,117.40	$4.34	$1,020.69	$4.14
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$1,123.20	$4.47	$1,020.58	$4.26

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June 30, 2023 (181) divided by the number of days in the fiscal year (365).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2023

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 - 2017); and Altegris KKR Commitments Master Fund (since 2014); Carlyle Tactical Private Credit Fund (since March 2018) and Independent Director OHA CLO Enhanced Equity II Genpar LLP (since June 2021).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024- 2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/23 – NLFT_v1

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2023

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President, Principal Executive Officer Since June 2017	Executive Vice President, Head of Fund Administration, and Product; Ultimus Fund Solutions, LLC (since 2020); Vice President of The Ultimus Group, LLC (since 2019); Executive Vice President, Gemini Fund Services, LLC (2019-2020); President, Gemini Fund Services, LLC (2012-2019); Treasurer of the Trust (2006-June 2017).	N/A	N/A
James Colantino Born in 1969	Treasurer, Principal Accounting Officer Since June 2017	Senior Vice President Fund Administration, Ultimus Fund Solutions (since 2020); Senior Vice President Fund Administration, Gemini Fund Services, LLC (2012-2020); Assistant Treasurer of the Trust (2006-June 2017).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Associate Director, Ultimus Fund Solutions (since 2022); Manager of Legal Administration, Ultimus Fund Solutions (2020-2022); Manager of Legal Administration, Gemini Fund Services, LLC (2018-2020);	N/A	N/A
Michael J. Nanosky Born in 1966	Chief Compliance Officer Since January 2021	Chief Compliance Officer, of the Trust (since January 2021); Vice President-Senior Compliance Officer, Ultimus Fund Solutions (since 2020); Vice President, Chief Compliance Officer for Williamsburg Investment Trust (2020-current); Senior Vice President-Chief Compliance Officer, PNC Funds (2014-2019).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2023, the Trust was comprised of 65 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

6/30/23 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-A23

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 - $65,500

2022 - $65,500

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 - $15,000

2022 - $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

2022 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2023 2022

Audit-Related Fees:       0.00% 0.00%

Tax Fees:                      0.00% 0.00%

All Other Fees:              0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 - $15,000

2022 - $12,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(a)(4) Disclosure regarding change in registrant’s independent registered public accountant is attached hereto.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/29/24

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 4/29/24